Subsequent Events (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 02, 2020	Feb. 29, 2020	Jan. 31, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Initial payment for joint venture					$ 36
Stock options issued granted					20,000		20,000	29,000
Exercise price					$ 5.53		$ 5.89	$ 25.20
Grant date fair value				$ 3.23	$ 4.45	$ 4.32	$ 4.32	$ 17.70
Two Executives [Member]
Stock options issued granted	20,000
Exercise price	$ 5.53
Grant date fair value	$ 4.45
Dissolution of Joint Venture [Member]
Distribution from the JV		$ 89
Initial payment for joint venture		$ 36
Settlement Agreement [Member] | VenturEast [Member]
Stock issued during the period, restricted shares			3,000
Business combination consideration transferred payment per transaction			$ 50
Settlement Agreement [Member] | VenturEast [Member] | Two Lump Sum [Member]
Payments to acquire business gross			$ 100